ACCOUNTS RECEIVABLE (Summary of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at the beginning of the year	¥ 100,462	¥ 66,857	¥ 35,347
Additions charged to bad debt expense	31,499	33,605	63,103
Write-off of bad debt allowance	(33,730)	0	(31,593)
Balance at the end of the year	¥ 98,231	¥ 100,462	¥ 66,857